Share Option and Warrant Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of share option activity
	Years ended December 31
	2021	2020
Recognized in net loss from continuing operations and included in:
Exploration and evaluation costs	$473	$528
Fees, salaries and other employee benefits	1,573	2,002
	$2,046	$2,530
Recognized in net loss from discontinued operations	-	239
Total share-based compensation expense	$2,046	$2,769

Disclosure of share options outstanding and exercisable
	Years ended December 31
	2021	2020
Risk-free interest rate	0.91%	0.36%
Expected dividend yield	Nil	Nil
Share price volatility	67%	68%
Expected forfeiture rate	0%	0%
Expected life in years	4.90	4.90

Disclosure of share-based payments
	Number of share options	Weighted average exercise price ($/option)(a)
Outstanding, December 31, 2019	5,602,619	$2.96
Granted (b)	5,857,459	2.42
Exercised	(3,228,182)	2.42
Expired	(20,272)	2.90
Forfeited	(70,620)	2.61
Outstanding, December 31, 2020	8,141,004	$2.67
Granted (c)	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited (c)	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00

Disclosure of assumptions
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.95	2,934,405	1.28	1.58	1,826,282	1.44	2.30
$2.05 – $4.37	3,686,324	2.35	3.22	2,987,575	2.42	3.08
$7.54 – $9.00	131,268	7.88	0.41	131,268	7.88	0.41
	6,751,997	2.00	2.45	4,945,125	2.21	2.72

Disclosure of warrant activity
	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2019	337,813	$2.96
Issued (a)	1,297,591	1.33
Exercised	(8,664)	1.46
Outstanding at December 31, 2020	1,626,740	$1.66
Issued (note 15i)	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27

(a)	As part of the acquisition of Eastmain in October 2020, 11.1 million warrants were converted to Fury Gold warrants for a value of $1,560 (note 6).

The following table reflects the warrants issued and outstanding as of December 31, 2021:

Expiry date	Warrants outstanding	Exercise price ($/share)
March 6, 2022	189,613	1.11
March 9, 2022	222,577	1.11
September 12, 2022	337,813	2.96
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	8,211,453	1.27